Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2016	2015
	(Millions of yen)
Land	283,893	282,786
Buildings	1,656,087	1,632,604
Machinery and equipment	1,778,552	1,813,116
Construction in progress	54,786	61,952

	3,773,318	3,790,458
Less accumulated depreciation	(2,578,342)	(2,570,806)

	1,194,976	1,219,652

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 were ¥199,133 million, ¥223,759 million and ¥213,739 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥31,318 million and ¥30,789 million at December 31, 2016 and 2015, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.